GENERAL AND ADMINISTRATIVE EXPENSES	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

19.	GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the transition period ended December 31, 2023, and the years ended October 31, 2023, 2022, and 2021, are as follows:

	December 31, 2023	October 31, 2023	October 31, 2022	October 31, 2021
	$	$	$	$
Office, banking, travel, and overheads	470,821	1,960,696	1,929,385	1,158,975
Professional services	59,701	585,342	456,532	767,050
Salaries and benefits	906,831	3,919,839	3,466,319	2,057,225
Total	1,437,353	6,465,877	5,852,236	3,983,250

19.	GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the three and nine months ended September 30, 2024, and the three and nine months ended October 31, 2023, are as follows:

	Three months ended September 30, 2024	Three months ended October 31, 2023	Nine months ended September 30, 2024	Nine months ended October 31, 2023
	$	$	$	$
Office, banking, travel, and overheads	486,057	429,827	1,416,897	1,450,460
Professional services	121,063	207,868	1,247,910	430,861
Salaries and benefits	1,783,551	1,243,694	4,753,731	3,049,314
General and administrative expenses	2,390,671	1,881,389	7,418,538	4,930,635